Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,621,680,180.61
Total Fee Amount	223,954.03
Total Offset Amount	0.00
Net Fee	$ 223,954.03
Offering Table N/A
Offset Table N/A	N/A